Form N-1A Cover	Feb. 05, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SEI Institutional International Trust
Entity Central Index Key	0000835597
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 05, 2025
Prospectus Date	Jan. 31, 2025